Derivative Liability (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Offsetting Liabilities [Line Items]
Fair value of warrant liability at September 30, 2015	$ 529	$ 0
Warrant [Member]
Offsetting Liabilities [Line Items]
Fair value recorded at transaction date (June 16, 2015)	2,131
Change in fair value of warrant liability since issuance	(1,602)
Fair value of warrant liability at September 30, 2015	$ 529